Earnings/(Loss) per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net income available to common shareholders:	$ 214,063	$ 175,149
Common Class A [Member]
Denominator:
Basic weighted average number of common shares outstanding	35,598,601	35,201,716
Plus weighted average number of RSUs with service conditions	87,133	435,789
Common share and common share equivalents, dilutive	35,685,734	35,637,505
Basic earnings per share:
Earnings Per Share, Basic	$ 6.01	$ 4.98
Diluted earnings per share:
Earnings Per Share, Diluted	$ 6.00	$ 4.91